Operating expenses	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
General and Administrative Expense [Abstract]
Operating expenses [Text Block]

17. Operating expenses

General and administrative expenses include stock-based compensation of $489,089 ($19,087 for the quarter ended May 31, 2021) as well as rent and facility costs, professional fees, public company expenses, insurance and other general expenses.

18. Operating expenses

General and administrative expenses include stock-based compensation of $1,196,361 ($237,714 for the year ended February 28, 2021) as well as rent and facility costs, professional fees, public company expenses, insurance and other general expenses.